Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified										9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2010 Land	Sep. 30, 2012 Retail Site	Dec. 31, 2011 Retail Site	Dec. 31, 2010 Retail Site	Sep. 30, 2012 Retail Site Minimum	Dec. 31, 2011 Retail Site Minimum	Sep. 30, 2012 Retail Site Maximum	Dec. 31, 2011 Retail Site Maximum	Sep. 30, 2012 Refining Equipment	Dec. 31, 2011 Refining Equipment	Dec. 31, 2010 Refining Equipment	Sep. 30, 2012 Refining Equipment Minimum	Dec. 31, 2011 Refining Equipment Minimum	Sep. 30, 2012 Refining Equipment Maximum	Dec. 31, 2011 Refining Equipment Maximum	Sep. 30, 2012 Software	Dec. 31, 2011 Software	Sep. 30, 2012 Other Capitalized Property Plant and Equipment	Dec. 31, 2011 Other Capitalized Property Plant and Equipment	Dec. 31, 2010 Other Capitalized Property Plant and Equipment	Sep. 30, 2012 Other Capitalized Property Plant and Equipment Minimum	Dec. 31, 2011 Other Capitalized Property Plant and Equipment Minimum	Sep. 30, 2012 Other Capitalized Property Plant and Equipment Maximum	Dec. 31, 2011 Other Capitalized Property Plant and Equipment Maximum	Sep. 30, 2012 Precious Metals	Dec. 31, 2011 Precious Metals	Dec. 31, 2010 Precious Metals	Sep. 30, 2012 Asset under Construction	Dec. 31, 2011 Asset under Construction	Dec. 31, 2010 Asset under Construction
Property, Plant and Equipment [Line Items]
Gross	$ 430.6	$ 421.7	$ 388.5	$ 8.7	$ 8.7	$ 8.7	$ 46.6	$ 50.4	$ 61.2					$ 329.2	$ 318.1	$ 271.2					$ 16.3	$ 14.7	$ 6.5	$ 1.9	$ 1.8					$ 10.5	$ 10.5	$ 10.5	$ 12.8	$ 17.4	$ 35.1
Less: accumulated depreciation	53.9	30.5	2.2
Property, plant and equipment, net	$ 376.7	$ 391.2	$ 386.3
Estimated Useful Lives										2 years	2 years	22 years	22 years				5 years	5 years	24 years	24 years	5 years	5 years				2 years	2 years	7 years	7 years